Note 18 - Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2019	2020	2021
Time charter revenues	61,695	60,222	56,367
Time charter revenues from related parties	1,311	-	-
Voyage charter revenue	3,082	-	-
Total	66,088	60,222	56,367